SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	Mar. 09, 2022	Feb. 28, 2022
Number issued, upon purchase of restricted shares common stock	20,000
Amount of purchase of restricted shares common stock	$ 10,000
Willy A Saint-Hilaire [Member]
promissory note issued		$ 4,500
Interest rate		0.00%